Loss per share (Details Narrative) - shares	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Ordinary shares [member] | Employee stock options and restricted stock units [member]
IfrsStatementLineItems [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	701,582	2,025,975	709,585